RELATED PARTIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended									0 Months Ended				1 Months Ended
	Feb. 03, 2013	Jan. 29, 2012	Feb. 08, 2013 Old Senior Subordinated Notes	Feb. 03, 2013 Old Senior Subordinated Notes	Nov. 08, 2012 Old Senior Subordinated Notes	May 15, 2012 Old Senior Subordinated Notes	Jan. 29, 2012 Old Senior Subordinated Notes	Aug. 30, 2007 Old Senior Subordinated Notes	Aug. 04, 2013 Home Depot Maximum	Jul. 02, 2013 Equity Sponsors	Aug. 04, 2013 Equity Sponsors Maximum	Feb. 08, 2013 Equity Sponsors Old Senior Subordinated Notes	Aug. 04, 2013 Equity Sponsors Other Indebtedness	Aug. 30, 2007 Equity Sponsors Annual management fee 2007-2017	Aug. 30, 2007 HDS Investment Holding Incorporated Home Depot
Related Party transaction disclosures
Payments to Home Depot	$ 248	$ 21													$ 8,200
Percentage of common stock ownership of Holding which Home Depot received															12.50%
Value of Holding common stock which Home Depot received															325
Percentage of common stock ownership									10.00%		50.00%
Sponsor management fee										11				5
Aggregate fee paid to terminate the consulting agreements										18
Notes owned by affiliates of the Equity Sponsors beneficially, outstanding principal													34
Redemption price as a percentage of principal amount of debt			103.375%		103.375%	97.00%
Long Term Debt, Interest Rate			13.50%	13.50%			13.50%
Principal amount of debt								$ 1,300				$ 348
Notes owned by affiliates of the Equity sponsors beneficially, holding percentage												39.00%